AIM SUMMIT FUND, INC.
--------------------------------------------------------------------------------
CLASS I SHARES
AIM SUMMIT FUND, INC. SEEKS TO PROVIDE GROWTH OF CAPITAL.

PROSPECTUS
MARCH 1, 1999,
AS REVISED
MAY 21, 1999

Class I Shares of the fund are offered to and may be purchased by the general public only through AIM Summit Investors Plans I, a unit investment trust. Details of AIM Summit Investors Plans I, including the creation and sales charges and the custodian charges applicable to AIM Summit Investors Plans I, are found in the AIM Summit Investors Plans I Prospectus. You should read both this Prospectus and the Prospectus of AIM Summit Investors Plans I and keep these Prospectuses for future reference.

     AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
      WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE.
             ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

[AIM LOGO APPEARS HERE]                                 INVEST WITH DISCIPLINE
                                                       --Registered Trademark--

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES        A-1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND   A-1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                    A-2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                       A-2

Performance Table                          A-2

FEE TABLE AND EXPENSE EXAMPLE              A-3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                  A-3

Expense Example                            A-3

FUND MANAGEMENT                            A-4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                               A-4

Advisor Compensation                       A-4

Portfolio Managers                         A-4

OTHER INFORMATION                          A-4
- - - - - - - - - - - - - - - - - - - - - - - -

Dividends and Distributions                A-4

FINANCIAL HIGHLIGHTS                       A-5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-6
- - - - - - - - - - - - - - - - - - - - - - - -

Pricing of Shares                          A-6

Sales of Shares                            A-6

Redemption of Shares                       A-6

Taxes                                      A-7

Open Account                               A-7

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design and AIM Investor are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital.

  The fund seeks to meet this objective by investing primarily in common stocks of companies that the portfolio managers believe have the potential for growth in earnings, including small-sized growth companies, and in common stocks believed to be under valued relative to other available investments. The fund may also invest up to 20% of its total assets in foreign securities, including securities of companies located in developing countries, i.e., those that are in their initial stages of their industrial cycle.

  The portfolio managers purchase securities of companies that they believe have the potential for growth. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than the prices of equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, relatively low market liquidity, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class I Shares from year to year.

                                    [GRAPH]

                                              Annual
Year Ended                                    Total
December 31                                   Return
-----------                                   ------
1989 .......................................  30.92%
1990 .......................................   0.93%
1991 .......................................  43.64%
1992 .......................................   4.50%
1993 .......................................   8.28%
1994 .......................................  (2.82)%
1995 .......................................  35.14%
1996 .......................................  19.87%
1997 .......................................  24.22%
1998 .......................................  34.45%




 During the periods shown in the bar chart, the highest quarterly return was 29.87% (quarter ended December 31, 1998) and the lowest quarterly return was -13.37% (quarter ended September 30, 1990).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                         SINCE       INCEPTION
December 31, 1998)         1 YEAR     5 YEARS    10 YEARS    INCEPTION        DATE
---------------------------------------------------------------------------------------
Class I Shares             34.45%      21.33%     18.90%       15.05%       11/01/82
S & P 500(1)               28.60%       4.08%     19.20%       18.39%(2)    10.31.82(2)
---------------------------------------------------------------------------------------

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) The average annual total return given is since the date closest to the inception date of Class I Shares.

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

ANNUAL FUND OPERATING EXPENSES
 - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)
--------------------------------------------------
Management Fees                           0.64%
                                          ----
Other Expenses                            0.03
                                          ----
Total Annual Fund
Operating Expenses                        0.67%
                                          ====
--------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class I
Shares    $68      $214      $373       $835
----------------------------------------------

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor), 11 Greenway Plaza, Suite 100, Houston, TX 77046, serves as the fund's investment advisor. TradeStreet Investment Associates, Inc. (the subadvisor), 101 South Tryon Street, Suite 1000, Charlotte, North Carolina 28255, a wholly owned subsidiary of NationsBank, N.A., is the fund's subadvisor and provides certain investment advisory services to the fund, subject to the overall supervision by the advisor and the fund's Board of Directors. Effective July 1, 1999 the subadvisor will no longer provide advisory services to the fund. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976, and together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives. The subadvisor has acted as an investment advisor since 1996.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 1998, the advisor received compensation of 0.64% of average daily net assets.

PORTFOLIO MANAGERS

The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, the first four of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1982.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1986.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

- Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

- Michael J. Fulginiti, Senior Product Manager with the subadvisor, who has been responsible for the fund since 1999 and has been associated with NationsBank, N.A. since 1992, and the subadvisor since 1996.


OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                              CLASS I SHARES
                                                 -------------------------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                    1998            1997            1996            1995           1994
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    15.15      $    12.99      $    12.14      $     9.78      $  10.46
Income from investment operations:
  Net investment income                                0.03            0.02            0.04            0.04          0.10
  Net gains (losses) on securities (both
    realized and unrealized)                           1.23            3.34            1.69            2.81         (0.04)
  Total from investment operations                     1.26            3.36            1.73            2.85          0.06
Less distributions:
  Dividends from net investment income                (0.02)          (0.03)          (0.03)          (0.10)        (0.10)
Distributions from net realized gains                 (1.43)          (1.17)          (0.85)          (0.39)        (0.64)
    Total distributions                               (1.45)          (1.20)          (0.88)          (0.49)        (0.74)
Net asset value, end of period                   $    14.96      $    15.15      $    12.99      $    12.14      $   9.78
Total return(a)                                        9.49%          28.53%          15.61%          31.03%         0.61%
-------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)         $1,830,032      $1,650,234      $1,261,008      $1,050,011      $765,073
Ratio of expenses to average net assets                0.67%(b)        0.68%           0.70%           0.71%         0.72%
Ratio of net investment income to average net
  assets                                               0.23%(b)        0.11%           0.29%           0.33%         1.04%
Portfolio turnover rate                                  83%             88%            118%            126%          122%
-------------------------------------------------------------------------------------------------------------------------

(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $1,785,555,221.

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the fund's Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when you will not be able to purchase or redeem shares.

  The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The fund prices purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

SALES OF SHARES

The fund will not offer its shares to the general public except through AIM Summit Investors Plans I. However, the following persons may purchase shares of the fund directly through A I M Distributors, Inc. (the distributor) at net asset value: (a) any current or retired officer, trustee, director, or employee, or any member of the immediate family (spouse, children, parents and parents of spouse) of any such person, of A I M Management Group Inc. (AIM Management) or its affiliates, or of any investment company managed or advised by the advisor; or (b) any employee benefit plan established for employees of AIM Management or its affiliates. The fund reserves the right to reject any purchase order. The terms of offering of AIM Summit Investors Plans I are contained in the Prospectus of AIM Summit Investors Plans I.

REDEMPTION OF SHARES

The following discussion relates only to those investors who hold shares of the fund directly. Planholders should consult their AIM Summit Investors Plans I Prospectus for the requirements for redemption of fund shares held in an AIM Summit Investors Plans I.

  You may redeem your shares of the fund at any time without charge, either by a written request to Boston Financial Data Services, Inc. (BFDS), or by calling BFDS at (617) 483-5000, subject to the restrictions specified below. Upon receipt by BFDS of a proper request, the fund will redeem shares in cash at the next determined net asset value. All written redemption requests must be directed to BFDS, P.O. Box 8300, Boston, Massachusetts 02266-8300, Attention:
AIM Summit Fund, Inc. Any written request sent to the fund will be forwarded to BFDS and the effective date of the redemption request will be when the request is received by the distributor or BFDS.

  Written requests for redemption must include the following: (a) signatures of each registered owner exactly as the shares are registered; (b) the account number and number of shares or dollar amount to be redeemed; (c) stock certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of State Street Bank and Trust Company
(State Street Bank or the custodian); (d) signature guarantees, as described below; and (e) any additional documents required for redemption by corporations, partnerships, trusts or other fiduciaries.

  To assure proper redemption, and to protect you, the fund, the distributor and State Street Bank, the fund requires that the signature of each registered shareholder be guaranteed. Acceptable guarantors are banks, broker-dealers, savings and loan associations, credit unions, national securities exchanges and any other "eligible guarantor institution" as defined in rules adopted by the SEC. A notary public is not an acceptable guarantor. The signature guarantee(s) must appear either: (a) on the written request for redemption, which must clearly identify the exact name(s) in which the account is registered, the account number and the number of shares or the dollar amount to be redeemed; (b) on a stock power, which may be obtained from the distributor, State Street Bank or from most banks and stockbrokers; or (c) on all share certificates tendered for redemption, in which case the signature guarantee(s) must also appear on the written request or a stock power if shares held by State Street Bank are also being redeemed. The fund's present policy is not to require signature guarantees for redemption requests of $50,000 or less unless the proceeds are to be paid to a person other than the record owner or are to be sent to an address other than the one of record. Currently, in addition to these requirements, if you have invested in the fund to establish an IRA, you should include the following information along with your written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not you have attained age 59 1/2; (b) a statement as to whether or not you are legally disabled; (c) a statement as to whether or not you elect to have federal income tax withheld from the proceeds of your redemption, and (d) your Social Security number along with the following statement: "I certify under penalties of perjury that the Social Security number provided is correct and that I am not subject to backup withholding either because I am exempt from backup withholding, I have not been notified by the Internal Revenue Service that I am subject to backup withholding, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding." If you have been notified by the

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

Internal Revenue Service that you are currently subject to backup withholding, then the preceding statement should be modified accordingly. Even if you elect not to have federal income tax withheld, you are liable for federal income tax on the taxable portion of your redemption proceeds. You may also be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholding, if any, are not adequate.

  You may also request redemptions by telephone by calling BFDS at (617) 483-5000. If you do not wish to allow redemptions by telephone by any person in your account, you should decline that option on the account application. The telephone redemption feature can be used only if: (a) the proceeds are made payable to the shareholder of record and mailed to the address of record; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form;
(d) the person requesting withdrawal can provide proper identification information; and (e) the proceeds of the withdrawal do not exceed $50,000. The fund, the distributor, the custodian, and BFDS will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recording of telephone transactions, requests for confirmation of your Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  Shares held in retirement plans (such as IRA and IRA/SEP) or 403(b) plans may not be redeemed by telephone. The distributor has made arrangements with certain dealers to accept telephone instructions for the redemption of shares. The distributor reserves the right to impose conditions on these dealers, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with the distributor.

  Shares redeemed by telephone are redeemed at their net asset value next determined after a request for redemption in proper form is received by BFDS. Orders for the redemption of shares received in proper form prior to the NYSE close on any business day of the fund will be confirmed at the price determined as of the close of that day. Any resulting loss from the dealer's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer. Telephone redemption requests must be made by NYSE close on any business day of the fund and will be confirmed at the price determined as of the close of that day. No telephone redemption request will be accepted which specifies a particular date for redemption or which specify any special conditions.

  Upon receipt of a proper request for redemption, payment is made as soon as practicable, but in any event within seven days after presentation of all required redemption documents in good order. However, in the event of a redemption of shares purchased by check, redemption proceeds will not be mailed until the check has cleared. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from the fund during the prior year will be sent to you. Any long-term or short-term capital gains realized from redemptions of shares of the fund will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in shares of the fund may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

OPEN ACCOUNT

The following discussion of an open account is applicable only to those shareholders who hold shares of the fund directly.

  The fund maintains an open account for each shareholder, under which additional fund shares acquired through reinvestment of dividends and capital gains distributions are held by State Street Bank for the shareholder's account unless the shareholder elects to receive stock certificates or to obtain dividends and distributions in cash. Stock certificates (in full shares only) are issued without charge (but only on written request) and may be redeposited at any time. It is anticipated that as a matter of convenience most shareholders will not request certificates. A shareholder receives a statement from BFDS after each acquisition or redemption of fund shares, and after each dividend or capital gains distribution.

                             ---------------------
                             AIM SUMMIT FUND, INC.
                             ---------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

BY TELEPHONE:                (800) 995-4246

---------------------------------------------------------

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

------------------------------------
 AIM Summit Fund, Inc.
 SEC 1940 Act file number: 811-3443
------------------------------------

[AIM LOGO APPEARS HERE]  www.aimfunds.com   SUM-PRO-1   INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --